Fair Value - Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Oct. 22, 2024	Oct. 02, 2024	Dec. 31, 2023
Assets:
Investment in debt securities - AFS	$ 11,187			$ 0
Exchange-traded investments at FVTNI	0			9,685
Liabilities, Fair Value Disclosure [Abstract]
Earnout liability	14,752
Warrant liability	34,023			0
Embedded derivative liability	0			1,994
Related party
Liabilities, Fair Value Disclosure [Abstract]
Accounts payable	0			347
WTI warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability	17,230	$ 15,690
Private placement warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability	16,793		$ 786
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Investment in debt securities - AFS	0
Exchange-traded investments at FVTNI				9,685
Liabilities, Fair Value Disclosure [Abstract]
Earnout liability	0
Embedded derivative liability				0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Related party
Liabilities, Fair Value Disclosure [Abstract]
Accounts payable				347
Quoted Prices in Active Markets for Identical Assets (Level 1) | WTI warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability
Quoted Prices in Active Markets for Identical Assets (Level 1) | Private placement warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability	0
Significant Other Observable Inputs (Level 2)
Assets:
Investment in debt securities - AFS	0
Exchange-traded investments at FVTNI				0
Liabilities, Fair Value Disclosure [Abstract]
Earnout liability	0
Embedded derivative liability				0
Significant Other Observable Inputs (Level 2) | Related party
Liabilities, Fair Value Disclosure [Abstract]
Accounts payable				0
Significant Other Observable Inputs (Level 2) | WTI warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability
Significant Other Observable Inputs (Level 2) | Private placement warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability	16,793
Significant Unobservable Inputs (Level 3)
Assets:
Investment in debt securities - AFS	11,187
Exchange-traded investments at FVTNI				0
Liabilities, Fair Value Disclosure [Abstract]
Earnout liability	14,752
Embedded derivative liability				1,994
Significant Unobservable Inputs (Level 3) | Related party
Liabilities, Fair Value Disclosure [Abstract]
Accounts payable				$ 0
Significant Unobservable Inputs (Level 3) | WTI warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability	17,230
Significant Unobservable Inputs (Level 3) | Private placement warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability	$ 0